LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets

		Years ended December 31,
	Notes	2022	2021
Balance, beginning of year		$65.6	$66.8
Additions		72.1	18.1
Interest expense		3.1	2.6
Foreign exchange impact		(2.9)	(0.4)
Principal lease payments		(21.3)	(18.9)
Interest payments		(3.3)	(2.6)
Reclassification of Rosebel mine leases to liabilities held for sale	5	(39.5)	—
Balance, end of year		$73.8	$65.6
Current portion		$5.1	$21.4
Non-current portion		68.7	44.2
		$73.8	$65.6

	Years ended December 31,
	2022	2021
Amounts recognized in statement of earnings (loss):
Short-term and low-value leases	$35.6	$37.6
Variable lease payments	$24.3	$19.0